Product Warranty Liability (Details) - Schedule of Changes in Warrant Liability - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Warrant Liability [Abstract]
Balance Beginning	$ 2,346	$ 2,416	$ 2,478
Utilization	(21)	(25)	(62)	$ (64)	$ (103)
Balance Ending	2,253	2,346	$ 2,416	2,478
Reversal of product warranty accrual	$ (72)	$ (45)		$ (456)	$ (65)